Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		36 Months Ended	39 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Jul. 31, 2013	Oct. 31, 2013
Statements of Operations [Abstract]
Revenue earned during the development stage
Operating Expenses
Professional fees	2,897	6,349	16,791	26,292	17,193	31,642	48,433	48,835
Salary and wages - officers		252		252		252	15,252	15,252
General and administrative	16	138	64	226	96	250	1,027	1,059
Total operating expenses	2,913	6,349	16,855	26,770	17,289	32,144	64,712	65,146
Loss before Income Tax Provision	(2,913)	(6,349)	(16,855)	(26,770)	(17,289)	(32,144)	(64,712)	(65,146)
Income Tax Provision
Net Loss	$ (2,913)	$ (6,349)	$ (16,855)	$ (26,770)	$ (17,289)	$ (32,144)	$ (64,712)	$ (65,146)
Net loss per common share
- Basic and Diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted average common shares outstanding
- Basic and Diluted	19,350,000	19,350,000	19,350,000	19,350,000	154,800,000	154,800,000